Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Deferred income other than contract liabilities	$ 1,855,889	$ 1,682,386